Fresh Start Reporting - Reorganization adjustments (Details) - USD ($) $ in Thousands		5 Months Ended
	Jun. 17, 2020	Jan. 31, 2021
Uses:
Noncontrolling interest recognized	$ 4,800
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Sources:
Release of restricted cash		$ 25,000
Additional funding from First Out Term Loan		50,000
Reconsolidation of Canadian subsidiary		1,100
Total sources of cash		76,100
Uses:
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date		(5,032)
Professional success fees paid upon Effective Date		(21,400)
Total uses of cash		(26,432)
Net increase in cash		49,668
Debtor-in-possession financing		60,000
Principal payments related to term loan		$ 2,600